Organization and Principal Activities (Tables)	12 Months Ended
Jul. 31, 2026
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements of the Group	The consolidated financial statements of the Group as of July 31, 2026 included the following entities:

Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Major business activities
DRC MEDICINE INC.	June 4, 2025	Delaware	Parent	Investment holding
DRC MERGER INC. (“Merger Sub”)	June 6, 2025	Delaware	100%	Investment holding
DRC Medicine Holdings Ltd. (“Intermediate Co”)	September 16, 2025	Japan	100%	Investment holding
DRC Medicine Ltd. (“DRC”)	September 10, 2007	Japan	100%	Design and sales of hygiene products and brand licensing activities